Voyage revenues (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 478,058	$ 612,265
Time charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Time charters	316,520	325,915
Voyage charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage charters	159,674	286,432
Pool revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Pool revenues	$ 1,864	$ (82)